(Loans by FICO Score, Consumer) (Details)	Dec. 31, 2017	Dec. 31, 2016
HELOC | FICO score 740 or greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	60.00%	56.90%
HELOC | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	8.70%	8.80%
HELOC | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	8.30%	8.60%
HELOC | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	11.10%	13.20%
HELOC | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	4.90%	5.60%
HELOC | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	7.00%	6.90%
HELOC | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	100.00%	100.00%
R/E installment loans | FICO score 740 or greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	73.10%	70.30%
R/E installment loans | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	8.00%	8.30%
R/E installment loans | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	6.40%	6.80%
R/E installment loans | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	7.20%	8.40%
R/E installment loans | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	2.80%	3.50%
R/E installment loans | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	2.50%	2.70%
R/E installment loans | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	100.00%	100.00%
Permanent Mortgage | FICO score 740 or greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	46.40%	45.00%
Permanent Mortgage | FICO score 720-739
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	12.80%	9.50%
Permanent Mortgage | FICO score 700-719
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	9.20%	9.20%
Permanent Mortgage | FICO score 660-699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	14.80%	17.10%
Permanent Mortgage | FICO score 620-659
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	7.30%	9.10%
Permanent Mortgage | FICO score less than 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	9.50%	10.10%
Permanent Mortgage | Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average refreshed FICO score (percent)	100.00%	100.00%